Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders' Equity [Abstract]
Schedule of Activity of the Series A Stock	The issuance activity of the Series A Stock is summarized below:
For the year ended December 31, 2023
Series A Stock shares issued	10,000
Net proceeds	$950,000

Schedule of Accrued Dividends	The following table summarizes accrued dividends that the Company is legally obligated to pay:
For the year ended December 31, 2023
Series A Stock	$41,867